NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

The following table sets forth the computation of historical basic and diluted net loss per share:

	Three Months Ended March 31,
	2015	2016
Numerator
Net loss attributable to common stockholders—basic and diluted	$(24,518)	$(16,898)
Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	0	2,854,065

Net loss per share, basic and diluted	$0	$(5.92)

The following table sets forth the computation of historical basic and diluted net loss per share:

	Year Ended December 31,
	2014	2015
Numerator
Net loss	$(65,572)	$(67,195)
Net loss attributable to common stockholders—basic and diluted	(65,572)	(67,195)

Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	0	241,055

Net loss per share, basic and diluted	$0	$(278.75)